Operating Segments (Narrative) (Details)	12 Months Ended
Dec. 31, 2020
PV Plants [Member]
Disclosure of geographical areas [line items]
Production capacity	(i) Approximately 22.6MWp aggregate installed capacity of photovoltaic power plants in Italy, that the Company sold on December 20, 2019, (ii) approximately 7.9MWp aggregate installed capacity of photovoltaic power plants in Spain, (iii) a photovoltaic power plant of approximately 9 MWp installed capacity in Israel, (iv) Ellomay Solar S.L.U that is constructing a photovoltaic plant with a peak capacity of 28 MW in the municipality of Talaván, Cáceres, Spain and and (v) 51% of Talasol, which during the majority of the reporting period was constructing a photovoltaic plant with a peak capacity of 300 MW in the municipality of Talaván, Cáceres, Spain.
Dorad Energy Ltd [Member]
Disclosure of geographical areas [line items]
Proportion of ownership interest	9.375%
Production capacity	Production capacity of approximately 860 MW, located south of Ashkelon, Israel.
Anaerobic digestion plants [Member]
Disclosure of geographical areas [line items]
Production capacity	Groen Gas Goor B.V., Groen Gas Oude-Tonge B.V. and Groen Gas Gelderland B.V., project companies operating anaerobic digestion plants in the Netherlands, with a green gas production capacity of approximately 3 million, 3.8 million and 9.5 million (with a license to produce 7.5 million) Nm3 per year, respectively.
Anaerobic digestion plants [Member]
Disclosure of geographical areas [line items]
Production capacity	75% of a project to construct a 156 MW pumped storage hydro power plant in the Manara Cliff, Israel.